SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Jan. 27, 2022 USD ($) shares
Subsequent Events [Abstract]
Stock redeemed (in shares) | shares	10,946,369
Stock redeemed value | $	$ 109,469,789